Contributed Equity (Details) - AUD ($)		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Contributed Equity
Beginning balance (in shares)		130,041,417	80,099,646	74,964,232
Shares issued during the year (in shares)		14,736,789	49,941,771	5,135,414
Cancellation of shares (in shares)		(2,000,000)
Movement to Retained Earnings (in shares)
Total Contributed Equity (in shares)		142,778,206	130,041,417	80,099,646
Balance at beginning of year		$ 53,632,995	$ 45,633,354	$ 40,335,347
Shares issued during the year		5,472,200	9,965,323	1,721,789
Shares to be issued	[1]			4,511,378
Transactions costs		(733,152)	(2,037,557)	(135,160)
Treasury shares				(800,000)
Movement to Retained Earnings			71,875
Total Contributed Equity		$ 58,372,043	$ 53,632,995	$ 45,633,354

[1]	As at 30 June 2016, the Company was committed to issue 18,045,512 ordinary shares in relation to the A$4,511,378 received in capital raising.